Note 11 - Options (Details) - Fair Value Assumptions of Option Awards - $ / shares	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Note 11 - Options (Details) - Fair Value Assumptions of Option Awards [Line Items]
Volatility			64.00%
Risk-free interest rate			1.00%
Expected life (in years)			7 years
Dividend yield			0.00%
The weighted average grant date fair value per options granted (in Dollars per share)	$ 1.66	$ 2.10	$ 1.05
Broker Options [Member]
Note 11 - Options (Details) - Fair Value Assumptions of Option Awards [Line Items]
Volatility	68.60%	55.00%
Risk-free interest rate	0.58%	1.45%
Expected life (in years)	5 years	5 years 219 days
Dividend yield	0.00%	0.00%
The weighted average grant date fair value per options granted (in Dollars per share)	$ 1.66	$ 2.10